33. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Options in shares	R$ 480	R$ 415
Sonda [Member]
Disclosure of detailed information about financial instruments [line items]
Options in shares	3	4
SAAG [Member]
Disclosure of detailed information about financial instruments [line items]
Options in shares	R$ 483	R$ 419